Revenue Recognition - Schedule of Deferred Revenues from Contracts with Customers (Parentheticals) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Revenues from Contracts with Customers [Abstract]
Net of allowance for credit losses	$ 7,906	$ 7,066